Shareholder Report, Holdings (Details) - Class A	Jun. 30, 2024
U.S. Government and Agency Securities [Member]
Holdings [Line Items]
Percent of Total Investments	73.80%
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	26.20%